Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Software and operating system	6,267	6,614	987
Less: Accumulated amortization	(4,668)	(5,500)	(821)
Intangible assets, net	1,599	1,114	166